VIA EDGAR

May 6, 2026

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	USL Separate Account RS (“Registrant”)
The United States Life Insurance Company in the City of New York (“Depositor”)
Certification Pursuant to Rule 497(j) of the Securities Act of 1933
(Investment Company Act No. 811-24014)
(CIK No.0002041358)

FILE NO.	PRODUCT NAME
333-283464	Portfolio Director NY Fixed and Variable Deferred Annuity Series 1.00 to 12.00

333-283465	Portfolio Director NY Fixed and Variable Deferred Annuity Series 1.20 to 12.20

333-283466	Portfolio Director NY Fixed and Variable Deferred Annuity Series 1.40 to 14.40

333-283467	Portfolio Director NY Fixed and Variable Deferred Annuity Series 1.60 to 12.40

333-283468	Portfolio Director NY Fixed and Variable Deferred Annuity Series 1.80 to 12.80

333-283470	Portfolio Director NY SP Fixed and Variable Deferred Annuity Series 11.80

Members of the Commission:

In accordance with Rule 497(j) under the Securities Act of 1933, on behalf of the Registrant, we hereby certify that:

1. In connection with the above-referenced Registration Statements, the form of Prospectuses and Statements of Additional Information that would have been filed under Rule 497(c) under the Securities Act of 1933 would not have differed from that contained in the most recent Registration Statements or amendments, and

2. The text of the most recent Registration Statements or amendments has been filed with the Commission electronically.

Please contact me at (346) 266-8511 if you have any questions or need more information.

Sincerely,

/s/ Johnpaul S. Van Maele

Johnpaul S. Van Maele Associate General Counsel Corebridge Financial